Columbia California Intermediate Municipal Bond Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.750%	1,600,000	1,600,000
Total Floating Rate Notes (Cost $1,600,000)			1,600,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 13.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(c)
Revenue Bonds
Series 2024B
07/01/2042	5.250%	5,500,000	5,672,126
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,110,196
Subordinated Series 2025
05/15/2034	5.000%	2,000,000	2,166,569
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,568,196
05/15/2037	5.000%	840,000	876,807
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	343,631
05/15/2030	5.000%	500,000	519,697
County of Sacramento Airport System(c)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,264,948
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,762,130
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,103,553
07/01/2034	5.000%	1,000,000	1,043,508
Revenue Bonds
Series 2024
07/01/2032	5.000%	500,000	568,728
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,033,645
07/01/2034	5.000%	700,000	721,133
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2020
07/01/2036	5.000%	495,000	509,591
07/01/2039	5.000%	400,000	404,604
Revenue Bonds
Subordinated Series 2021B
07/01/2026	5.000%	2,225,000	2,261,091
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2024
05/01/2041	5.250%	1,500,000	1,564,018
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,011,308
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,377,732
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	1,907,317
Series 2024-2
05/01/2040	5.250%	1,500,000	1,578,029
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,489,143
05/01/2039	5.000%	1,500,000	1,512,959
Total			39,370,659
Charter Schools 4.6%
California Enterprise Development Authority(d)
Revenue Bonds
Rocklin Academy Project (The)
Series 2024
06/01/2034	5.000%	500,000	511,988

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2034	5.000%	355,000	383,732
11/01/2035	5.000%	275,000	293,989
California School Finance Authority(d)
Refunding Revenue Bonds
Alliance For College-Ready Public Schools Projects
Series 2024
07/01/2039	5.000%	250,000	255,850
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,380,331
08/01/2031	5.000%	850,000	850,095
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,403,745
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,010,329
Series 2018
08/01/2038	5.000%	1,000,000	1,006,252
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,250,706
Series 2017
07/01/2037	5.000%	3,090,000	3,121,573
Total			13,468,590
Disposal 0.6%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	948,378
California Municipal Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	744,995
Total			1,693,373
Higher Education 9.6%
California Educational Facilities Authority
Refundind Revenue Bonds
Chapman University
Series 2025A
04/01/2035	5.000%	400,000	453,654
04/01/2037	5.000%	575,000	636,235
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,507,245
04/01/2035	5.000%	2,000,000	2,026,214
Series 2018-A
12/01/2036	5.000%	1,000,000	1,016,927
Revenue Bonds
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	788,732
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2031	5.000%	540,000	554,989
10/01/2032	5.000%	615,000	630,342
10/01/2033	5.000%	625,000	638,836
10/01/2034	5.000%	570,000	581,150
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,878,416
04/01/2036	5.000%	1,120,000	1,176,808
California Municipal Finance Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2035	5.000%	2,000,000	2,061,325
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	500,000	498,326
California State University(e)
Refunding Revenue Bonds
Series 2025A
11/01/2038	5.000%	2,000,000	2,208,265
California State University
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,057,325
Series 2024A
11/01/2042	5.000%	4,000,000	4,200,799
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,150,038
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,664,274
Series 2024BS
05/15/2038	5.000%	2,000,000	2,165,100
Total			27,895,000
Hospital 6.4%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,129,746
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,037,514
Revenue Bonds
Children’s Hospital of Orange County
Series 2024
11/01/2042	5.000%	500,000	520,865
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,571,498
02/01/2034	5.000%	500,000	512,933
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	1,982,808
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	258,221
11/15/2035	5.000%	270,000	277,721
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,034,667
California Statewide Communities Development Authority
Refunding Revenue Bonds
John Muir Health
Series 2024A
12/01/2042	5.250%	1,000,000	1,053,948
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	437,138
08/01/2034	5.000%	650,000	666,651
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,096,858
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(b)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,540,298
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	514,330
01/01/2036	4.000%	1,000,000	975,781
Total			18,610,977
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,123,660
Joint Power Authority 1.8%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,522,004
Southern California Public Power Authority
Revenue Bonds
Southern Transmission System
Series 2024
07/01/2041	5.000%	3,550,000	3,673,866
Total			5,195,870
Local Appropriation 2.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,583,622
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,028,220
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2024H
12/01/2044	5.250%	2,480,000	2,609,171

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	896,875
06/01/2034	5.000%	775,000	814,616
Total			6,932,504
Local General Obligation 10.7%
Bellevue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	499,573
08/01/2031	0.000%	615,000	504,756
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,057,585
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,022,392
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	502,077
Encinitas Union School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	611,567
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,081,111
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,191,742
Sustainable Bonds
Series 2024-QRR
07/01/2031	5.000%	1,000,000	1,135,131
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,937,105
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2018
Series 2024D
08/01/2041	5.000%	1,000,000	1,081,189
08/01/2042	5.000%	1,800,000	1,928,660
Napa Valley Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,595,688
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	650,031
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	775,716
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,133,254
Rescue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,066,597
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2012E
07/01/2032	0.000%	1,015,000	806,082
07/01/2034	0.000%	1,875,000	1,359,418
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2024
07/01/2041	5.000%	1,000,000	1,074,294
San Mateo County Community College District(f)
Unlimited General Obligation Bonds
Election of 2005
Series 2006A (NPFGC)
09/01/2026	0.000%	1,085,000	1,055,544
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	502,077
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,001,044
08/01/2032	5.000%	1,500,000	1,500,986
Total			31,073,619
Multi-Family 1.2%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,034,078	1,041,845
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2024
08/15/2039	5.000%	475,000	494,603
08/15/2040	5.000%	530,000	545,781
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	381,130
Series 2017
05/15/2032	5.000%	1,000,000	1,019,930
Total			3,483,289
Municipal Power 6.2%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,305,764
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,046,877
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,666,693
Series 2023D
07/01/2041	5.000%	6,000,000	6,169,672
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,062,075
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,784,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,051,772
Sacramento Municipal Utility District
Revenue Bonds
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	536,795
08/15/2041	5.000%	400,000	424,698
Total			18,048,666
Other Bond Issue 0.8%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	400,392
09/01/2034	4.000%	600,000	600,065
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	350,382
02/01/2033	4.000%	500,000	500,414
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	352,018
Total			2,203,271
Ports 1.3%
City of Long Beach Marina System
Refunding Revenue Bonds
Alamitos Bay Marina Project
Series 2025
05/15/2034	5.000%	750,000	837,128
05/15/2035	5.000%	2,110,000	2,353,187
Port of Los Angeles(c)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	268,908
08/01/2037	5.000%	250,000	266,242
08/01/2038	5.000%	200,000	210,893
Total			3,936,358

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.2%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2039	5.000%	300,000	318,066
06/01/2040	5.000%	400,000	419,056
California Municipal Finance Authority
Revenue Bonds
Saint Ignatius College Preparatory
Series 2024A
09/01/2042	5.000%	1,250,000	1,298,629
09/01/2043	5.000%	1,400,000	1,444,977
Total			3,480,728
Prepaid Gas 8.4%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,058,233
Series 2024 (Mandatory Put 04/01/32)
05/01/2054	5.000%	2,000,000	2,113,947
Series 2024 (Mandatory Put 09/01/32)
02/01/2055	5.000%	3,000,000	3,192,230
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	3,000,000	3,137,741
12/01/2053	5.000%	1,000,000	1,042,067
Series 2022A-1 (Mandatory Put 08/01/28)
05/01/2053	4.000%	1,150,000	1,155,321
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	2,000,000	2,122,305
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,495,000	1,580,633
Series 2009C
11/01/2039	6.500%	2,350,000	2,779,129
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	6,035,000	6,314,164
Total			24,495,770
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 3.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	430,011
11/15/2030	5.000%	600,000	670,861
11/15/2032	5.000%	850,000	967,637
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,016,046
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,725,832
05/15/2037	5.000%	1,410,000	1,543,543
Tustin Community Facilities District
Prerefunded 09/01/25 Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,202,451
Total			9,556,381
Retirement Communities 2.4%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	510,515
California Municipal Finance Authority(e)
Refunding Revenue Bonds
HumanGood - California Obligated Group
Series 2025
10/01/2037	5.000%	890,000	939,061
10/01/2038	5.000%	935,000	978,198
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	500,165
10/01/2035	4.000%	1,000,000	987,123
PRS-California Obligated Group Projects
Series 2024
04/01/2030	5.000%	200,000	213,585
04/01/2031	5.000%	210,000	225,480
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2026	5.000%	1,000,000	1,003,943
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	153,911
Series 2021
04/01/2039	4.000%	750,000	696,349
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	301,167
07/01/2036	4.000%	430,000	430,489
Total			6,939,986
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,476,248
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	637,068
06/01/2036	5.000%	1,180,000	1,216,521
Total			3,329,837
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	415,732
06/01/2034	4.000%	250,000	250,305
Total			666,037
Special Property Tax 6.4%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	665,765
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	646,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,297,111
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,055,930
10/01/2031	5.000%	1,640,000	1,663,573
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	517,043
05/01/2033	5.000%	1,000,000	1,031,745
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,133,564
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	354,502
09/01/2033	5.000%	730,000	769,493
09/01/2034	5.000%	500,000	524,752
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,375,355
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	925,251
10/01/2030	5.000%	350,000	363,135
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	990,000	992,013
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	280,052
08/01/2031	5.000%	355,000	360,897

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	681,130
08/01/2032	5.000%	580,000	588,769
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,301,932
Total			18,528,172
State Appropriated 2.8%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,155,100
Series 2024
09/01/2032	5.000%	1,000,000	1,134,047
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,665,897
May Lee State Office Complex
Series 2024
04/01/2040	5.000%	2,000,000	2,129,700
Total			8,084,744
State General Obligation 5.5%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,391,077
Series 2021
12/01/2036	5.000%	5,350,000	5,708,929
Series 2024
08/01/2044	5.250%	4,100,000	4,366,815
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,069,203
Series 2025
03/01/2035	5.000%	1,000,000	1,142,113
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,301,557
Total			15,979,694
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.1%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2034	4.000%	200,000	194,759
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	335,190
10/01/2037	5.000%	300,000	317,190
Total			652,380
Turnpike / Bridge / Toll Road 2.7%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,024,429
Revenue Bonds
Series 2025F-2
04/01/2043	5.000%	2,000,000	2,115,429
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,818,739
Total			7,958,597
Water & Sewer 4.8%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2035	5.000%	830,000	855,943
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,617,583
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	704,986
11/15/2026	5.000%	1,000,000	1,006,821
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	926,942
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,573,124
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023A
07/01/2040	5.000%	500,000	516,393
Metropolitan Water District of Southern California
Refunding Revenue Bonds
Series 2024C
04/01/2041	5.000%	1,115,000	1,200,272
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,011,758
San Diego Public Facilities Financing Authority
Revenue Bonds
Subordinated Series 2024A
05/15/2040	5.000%	500,000	543,144
05/15/2041	5.000%	750,000	806,184
San Francisco City & County Public Utilities Commission Wastewater
Revenue Bonds
Series 2024C
10/01/2042	5.000%	2,200,000	2,331,853
Total			14,095,003
Total Municipal Bonds (Cost $291,657,294)			286,997,924

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(h)	177,572	177,590
Total Money Market Funds (Cost $177,572)		177,590
Total Investments in Securities (Cost: $293,434,866)		288,775,514
Other Assets & Liabilities, Net		2,155,086
Net Assets		290,930,600
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $16,500,558, which represents 5.67% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia California Intermediate Municipal Bond Fund  | 2025

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